Accrued expenses and other current liabilities (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Accrued expenses and other current liabilities
Advances from third parties	$ 1,459,773	$ 0
Payroll payable	411,381	528,902
Interest payable	269,787	157,801
Accrued expenses	157,570	473,837
Accrued expenses and other current liabilities	$ 2,298,511	$ 1,160,540